Business Segment Information	9 Months Ended
Sep. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

14. Business Segment Information

The Company has identified three business segments, North America, International, and Asia Pacific, which were determined based upon how the Company manages its businesses. All segments are primarily engaged in providing dialysis care services and the distribution of products and equipment for the treatment of ESRD. In the U.S., the Company is also engaged in performing clinical laboratory testing and providing vascular access services and providing inpatient dialysis services and other services under contract to hospitals. The Company has aggregated the International and Asia Pacific operating segments as “International.” The segments are aggregated due to their similar economic characteristics. These characteristics include the same services provided and products sold, the same type patient population, similar methods of distribution of products and services and similar economic environments.

Management evaluates each segment using a measure that reflects all of the segment's controllable revenues and expenses. Management believes that the most appropriate measure in this regard is operating income which measures the Company's source of earnings. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measure. Similarly, the Company does not allocate “corporate costs,” which relate primarily to certain headquarters overhead charges, including accounting and finance, professional services, etc., because the Company believes that these costs are also not within the control of the individual segments. As of January 1, 2011, production of products, production asset management, quality management and procurement is centrally managed in Corporate by Global Manufacturing Operations with products being transferred to the regions at cost. This is a change from prior periods, when these services were managed within the regions. The business segment information has been adjusted accordingly with the exception of segment assets in the prior period. In addition, certain revenues, acquisitions and intangible assets are not allocated to a segment but are accounted for as “Corporate.” The Company also regards income taxes to be outside the segment's control.

Information pertaining to the Company's business segments for the three- and nine-month periods ended September 30, 2011 and 2010 is set forth below.

	North America	International	Segment Total	Corporate	Total
Three months ended September 30, 2011

Net revenue external customers	$2,049,798	$1,187,436	$3,237,234	$4,857	$3,242,091
Inter - segment revenue	2,333	-	2,333	(2,333)	-
Revenue	2,052,131	1,187,436	3,239,567	2,524	3,242,091
Depreciation and amortization	(65,935)	(44,667)	(110,602)	(30,820)	(141,422)
Operating income	374,688	205,032	579,720	(45,986)	533,734
Income (loss) from equity method investees	5,866	74	5,940	-	5,940
Capital expenditures, acquisitions and investments	102,503	63,930	166,433	40,624	207,057

Three months ended September 30, 2010

Net revenue external customers	$2,071,457	$986,569	$3,058,026	$79	$3,058,105
Inter - segment revenue	1,784	-	1,784	(1,784)	-
Revenue	2,073,241	986,569	3,059,810	(1,705)	3,058,105
Depreciation and amortization	(63,327)	(35,825)	(99,152)	(24,807)	(123,959)
Operating income	374,096	156,273	530,369	(37,119)	493,250
Income (loss) from equity method investees	1,802	55	1,857	-	1,857
Capital expenditures, acquisitions and investments	56,154	125,730	181,884	28,300	210,184

Nine months ended September 30, 2011

Net revenue external customers	$6,054,505	$3,405,117	$9,459,622	$12,909	$9,472,531
Inter - segment revenue	5,842	-	5,842	(5,842)	-
Total net revenue	6,060,347	3,405,117	9,465,464	7,067	9,472,531
Depreciation and amortization	(200,717)	(127,837)	(328,554)	(85,141)	(413,695)
Operating Income	1,035,251	579,186	1,614,437	(126,075)	1,488,362
Income (loss) from equity method investees	22,233	169	22,402	-	22,402
Segment assets(1)	11,264,589	5,254,274	16,518,863	2,105,882	18,624,745
thereof investments in equity method investees	324,539	5,477	330,016	-	330,016
Capital expenditures, acquisitions and investments(2)	564,928	902,343	1,467,271	100,628	1,567,899

Nine months ended September 30, 2010

Net revenue external customers	$6,057,728	$2,828,316	$8,886,044	$389	$8,886,433
Inter - segment revenue	3,611	-	3,611	(3,611)	-
Total net revenue	6,061,339	2,828,316	8,889,655	(3,222)	8,886,433
Depreciation and amortization	(190,042)	(105,892)	(295,934)	(73,390)	(369,324)
Operating Income	1,014,099	480,299	1,494,398	(109,404)	1,384,994
Income (loss) from equity method investees	5,379	105	5,484	-	5,484
Segment assets	11,255,233	4,641,267	15,896,500	799,269	16,695,769
thereof investments in equity method investees	16,822	5,723	22,545	-	22,545
Capital expenditures, acquisitions and investments(3)	201,038	304,588	505,626	222,440	728,066

(1) If production was still managed within the segments, as it was in 2010, segment assets would have been $12,265,687 in North America, $5,859,228 in International and $499,830 in Corporate in 2011.
(2) North America and International acquisitions exclude $6,000 and $10,600, respectively, of non-cash acquisitions for 2011.
(3) International and Corporate acquisitions exclude $13,264 and $2,125, respectively, of non-cash acquisitions for 2010.